-------------------------
                                                       OMB APPROVAL
                                                       OMB Number: 3235-0570


                                                       Expires: Nov. 30, 2005


                                                       Estimated average burden
                                                       hours per response: 5.0
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                       Investment Company Act file number

                                    811-05090
                                    811-05089
                                    811-05091

     Travelers Timed Growth and Income Stock Account For Variable Annuities

         Travelers Timed Short Term Bond Account For Variable Annuities

         Travelers Timed Aggressive Stock Account for Variable Annuities
               (Exact name of registrant as specified in charter)

                        One Cityplace, Hartford, CT 06103
               (Address of principal executive offices) (Zip code)

                                Kathleen A. McGah
                                  One Cityplace

                               Hartford, CT 06103
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:

                                 (860) 308-6202

                      Date of fiscal year end: December 31


                     Date of reporting period: June 30, 2003

ITEM 1.  REPORT(S) TO STOCKHOLDERS.

         The Semi-Annual Report to stockholders is filed herewith.


UNIVERSAL ANNUITY

SEMI-ANNUAL REPORTS
JUNE 30, 2003





                THE TRAVELERS TIMED GROWTH AND INCOME
                STOCK ACCOUNT FOR VARIABLE ANNUITIES

                THE TRAVELERS TIMED SHORT-TERM
                BOND ACCOUNT FOR VARIABLE ANNUITIES

                THE TRAVELERS TIMED AGGRESSIVE
                STOCK ACCOUNT FOR VARIABLE ANNUITIES






[LOGO] Travelers Life & Annuity



The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  06103

[LOGO] TIMCO
A member of citigroup

The Travelers Investment Management Company ("TIMCO") provides equity management and advisory services for the following Travelers Variable Products Separate Accounts contained in this report: The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities.

                                TABLE OF CONTENTS

                                                                            PAGE
--------------------------------------------------------------------------------

CHAIRMAN'S LETTER ...........................................................  1

THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
FOR VARIABLE ANNUITIES ......................................................  2

THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES .......... 12

THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES ......... 18

BOARD OF MANAGERS AND OFFICERS .............................................. 29

LETTER FROM THE CHAIRMAN


DEAR ACCOUNTHOLDER,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your account and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

I INVITE YOU TO READ THIS REPORT IN FULL. PLEASE TAKE THE OPPORTUNITY TO TALK TO YOUR FINANCIAL ADVISER ABOUT THIS REPORT OR ANY OTHER QUESTIONS OR CONCERNS YOU HAVE ABOUT YOUR ACCOUNT AND YOUR FINANCIAL FUTURE. AS ALWAYS, THANK YOU FOR ENTRUSTING YOUR ASSETS TO US. WE LOOK FORWARD TO HELPING YOU CONTINUE TO MEET YOUR FINANCIAL GOALS.

Sincerely,
R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 21, 2003

               THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                  JUNE 30, 2003


ASSETS:
  Investment securities, at fair value (cost $100,228,863)......... $98,698,671
  Cash ............................................................     305,035
  Receivables:
    Dividends......................................................     118,963
    Purchase payments and transfers from other funding options.....      81,091
                                                                    -----------

      Total Assets.................................................  99,203,760
                                                                    -----------


LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options.....     121,923
    Investment management and advisory fees........................       2,638
    Market timing fees.............................................      10,199
    Insurance charges..............................................      10,199
                                                                    -----------

      Total Liabilities............................................     144,959
                                                                    -----------

NET ASSETS:
  (Applicable to 29,549,316 units outstanding at
     $3.352 per unit).............................................. $99,058,801
                                                                    ===========



                        See Notes to Financial Statements

               THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2003


INVESTMENT INCOME:
  Dividends .............................................................   $    732,617
  Interest ..............................................................         89,026
                                                                            ------------

    Total income ........................................................                  $    821,643

EXPENSES:
  Market timing fees ....................................................        614,254
  Investment management and advisory fees ...............................        158,871
  Insurance charges .....................................................        614,254
                                                                            ------------

    Total expenses ......................................................                     1,387,379
                                                                                           ------------

      Net investment income (loss) ......................................                      (565,736)
                                                                                           ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ............................     64,083,249
    Cost of investment securities sold ..................................     71,599,043
                                                                            ------------

      Net realized gain (loss) ..........................................                    (7,515,794)

  Change in unrealized gain (loss) on investment securities:
    Unrealized gain (loss) at June 30, 2003 .............................     (1,530,192)
    Unrealized gain (loss) at December 31, 2002 .........................    (16,535,475)
                                                                            ------------

      Net change in unrealized gain (loss) for the period ...............                    15,005,283
                                                                                           ------------

        Net realized gain (loss) and change in unrealized gain (loss) ...                     7,489,489
                                                                                           ------------

  Net increase (decrease) in net assets resulting from operations .......                  $  6,923,753
                                                                                           ============


                        See Notes to Financial Statements

               THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                   SIX MONTHS
                                                                                      ENDED           YEAR ENDED
                                                                                     JUNE 30,        DECEMBER 31,
                                                                                       2003              2002
                                                                                  -------------     -------------
                                                                                  (UNAUDITED)
OPERATIONS:
  Net investment income (loss) ...............................................    $    (565,736)    $  (1,472,881)
  Net realized gain (loss) from investment security transactions .............       (7,515,794)      (18,731,480)
  Net change in unrealized gain (loss) on investment securities ..............       15,005,283        (2,998,892)
                                                                                  -------------     -------------

    Net increase (decrease) in net assets resulting from operations ..........        6,923,753       (23,203,253)
                                                                                  -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 1,745,272 and 3,211,461 units, respectively) ..............        5,419,951        11,002,477
  Participant transfers from other funding options
    (applicable to 729,523 and 1,058,672 units, respectively) ................        2,247,091         3,589,480
  Market timing transfers from other timed funding options
    (applicable 21,101,292 units) ............................................               --        67,310,613
  Administrative charges
    (applicable to 27,273 and 54,007 units, respectively) ....................          (91,501)         (170,811)
  Contract surrenders
    (applicable to 2,094,629 and 4,126,301 units, respectively) ..............       (6,555,352)      (14,166,771)
  Participant transfers to other Funding options
    (applicable to 1,041,594 and 2,489,389 units, respectively) ..............       (3,234,782)       (8,319,388)
  Market timing transfers to other timed funding options
    (applicable to 8,815,341 and 18,259,960 units, respectively) .............      (25,031,760)      (67,873,394)
  Other payments to participants
    (applicable to 108,658 and 97,810 units, respectively) ...................         (350,063)         (358,905)
                                                                                  -------------     -------------

    Net increase (decrease) in net assets resulting from unit transactions ...      (27,596,416)       (8,986,699)
                                                                                  -------------     -------------

      Net increase (decrease) in net assets ..................................      (20,672,663)      (32,189,952)

NET ASSETS:
  Beginning of period ........................................................      119,731,464       151,921,416
                                                                                  -------------     -------------

  End of period ..............................................................    $  99,058,801     $ 119,731,464
                                                                                  =============     =============



                        See Notes to Financial Statements

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1.   SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Timed Growth and Income Stock Account for Variable Annuities ("Account TGIS") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account TGIS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TGIS have entered into market timing service agreements with an affiliate of The Company, which provide for the transfer of participants' funds to certain other timed accounts of The Company, at the discretion of the market timer.

     The following is a summary of significant accounting policies consistently followed by Account TGIS in the preparation of its financial statements.

     SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

     Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

     FUTURES CONTRACTS. Account TGIS may use stock index futures contracts, and may also use interest rate futures contracts, as a substitute for the purchase or sale of individual securities. When Account TGIS enters into a futures contract, it agrees to buy or sell a specified index of stocks or debt securities at a future time for a fixed price, unless the contract is closed prior to expiration. Account TGIS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

     It is Account TGIS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

     Futures contracts purchased by Account TGIS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account TGIS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes or debt securities associated with the futures contract.

     OPTIONS. Account TGIS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account TGIS may sell the options before expiration. Options held by Account TGIS are listed on either national securities exchanges or on over-the-counter markets and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation.

     REPURCHASE AGREEMENTS. When Account TGIS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TGIS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TGIS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TGIS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TGIS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire.

     FEDERAL INCOME TAXES. The operations of Account TGIS form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under the existing federal income tax law no taxes are payable on the investment income and capital gains of Account TGIS. Account TGIS is not taxed as a "regulated investment company" under Subchapter M of the Code.

     OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $34,878,250 and $38,180,951, respectively; the cost of purchases and proceeds from sales of direct and indirect U.S. government securities were $2,386,272 and $2,900,000, respectively, for the six months ended June 30, 2003. Realized gains and losses from investment security transactions are reported on an identified cost basis.

     At June 30, 2003, Account TGIS held 30 open S&P 500 Stock Index futures contracts expiring in September, 2003. The underlying face value, or notional value, of these contracts at June 30, amounted to $7,299,750. In connection with these contracts, short-term investments with a par value of $2,400,000 had been pledged as margin deposits.

     Net realized gains (losses) resulting from futures contracts were ($1,067,437) and ($1,286,371) for the six months ended June 30, 2003 and the year ended December 31, 2002 respectively. These gains (losses) are included in the net realized gain (loss) from investment security transactions on both the Statement of Operations and the Statement of Changes in Net Assets.

3.   CONTRACT CHARGES

     Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account TGIS's average net assets. These fees are paid to The Travelers Investment Management Company, an indirect wholly owned subsidiary of Citigroup Inc.

     A market timing fee equivalent, on an annual basis, to 1.25% of the average net assets of Account TGIS is deducted for market timing services. The Company deducts the fee daily and, in turn, pays the fee to CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provides market timing services to participants in Account TGIS.

     Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation unit values. This charge equals, on an annual basis, 1.25%.

     For contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

     No sales charge is deducted from participant purchase payments when they are received. However, The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent deferred sales charges of $52,107 and $91,610 for the six months ended June 30, 2003 and the year ended December 31, 2002, respectively.

4.  SUPPLEMENTARY INFORMATION
    (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD.)

                                                                      SIX
                                                                     MONTHS
                                                                      ENDED               FOR THE YEARS ENDED DECEMBER 31,
                                                                     JUNE 30,      (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                    --------   ----------------------------------------------------
                                                                      2003       2002       2001       2000       1999       1998
                                                                      ----       ----       ----       ----       ----       ----
SELECTED PER UNIT DATA:
  Total investment income.......................................... $   .026   $   .052   $   .064   $   .094   $   .076   $   .064
  Operating expenses...............................................     .044       .097       .117       .145       .136       .110
                                                                    --------   --------   --------   --------   --------   --------
  Net investment income (loss).....................................    (.018)     (.045)     (.053)     (.051)     (.060)     (.046)
  Unit value at beginning of period................................    3.057      3.914      4.679      5.394      4.468      3.526
  Net realized and change in unrealized gains (losses).............     .313      (.812)     (.712)     (.664)      .986       .988
                                                                    --------   --------   --------   --------   --------   --------
  Unit value at end of period...................................... $  3.352   $  3.057   $  3.914   $  4.679   $  5.394   $  4.468
                                                                    ========   ========   ========   ========   ========   ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
  Net increase (decrease) in unit value............................ $    .30   $   (.86)  $   (.77)  $   (.72)  $    .93   $    .94
  Ratio of operating expenses to average net assets*...............    2.82%      2.82%      2.82%      2.82%      2.82%      2.82%
  Ratio of net investment income (loss) to average net assets*.....   (1.12)%    (1.27)%    (1.30)%     (.98)%    (1.25)%    (1.16)%
  Number of units outstanding at end of period (thousands)            29,549     39,162     38,818     27,691     26,010     25,192
  Portfolio turnover rate .........................................       41%        84%        59%        59%        51%        81%

* Annualized

               THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2003

                                   NO. OF           FAIR
                                   SHARES           VALUE
                                  --------        ---------

COMMON STOCK (92.1%)

AEROSPACE (0.7%)
 Boeing Co.                          19,754    $     677,957
 Goodrich Corp.                       1,894           39,774
                                               -------------
                                                     717,731
                                               -------------
AUTOMOTIVE (1.1%)
  Dana Corp.                          2,754           31,836
  Eaton Corp.                         4,621          363,257
  Ford Motor Co.                     16,276          178,873
  General Motors Corp.               13,572          488,592
                                               -------------
                                                   1,062,558
                                               -------------
BANKING (8.0%)
  Bank of America Corp.              19,880        1,571,116
  BANK ONE Corp.                      3,890          144,630
  BB&T Corp.                          7,322          251,145
  Capital One Financial Corp.         4,956          243,736
  Commerce Bancorp                    3,377          125,287
  First Tennessee National               41            1,800
  FleetBoston Financial              13,944          414,276
  Golden West Financial Corp.         5,478          438,295
  HSBC Holdings ADS                   4,869          287,807
  J.P. Morgan Chase & Co.            16,532          565,064
  Marshall & Ilsley                   2,324           71,068
  MBNA Corp.                         23,161          482,675
  National City Corp.                10,524          344,240
  Regions Financial Corp.             2,610           88,166
  U.S. Bancorp                       15,358          376,271
  Wachovia Corp.                     22,134          884,475
  Washington Mutual, Inc.            10,704          442,075
  Wells Fargo & Co                   21,454        1,081,282
  Zions Bancorp.                      2,172          110,055
                                               -------------
                                                   7,923,463
                                               -------------
BEVERAGE (2.5%)
  Anheuser-Busch Cos.                11,821          603,462
  Coca-Cola Co.                      18,319          850,185
  Coca-Cola Enterprises Inc.          4,750           86,213
  PepsiCo, Inc.                      20,430          909,135
                                               -------------
                                                   2,448,995
                                               -------------
BROKERAGE (2.3%)
  Bear Stearns Cos.                   2,478          179,457
  Charles Schwab Corp.               24,268          244,864
  Goldman Sachs Group, Inc.           6,257          524,024
  Merrill Lynch & Co.                15,704          733,063
  Morgan Stanley                     13,943          596,063
                                               -------------
                                                   2,277,471
                                               -------------

BUILDING MATERIALS (0.2%)
 Masco Corp.                          7,559          180,282
                                               -------------
CAPITAL GOODS (0.3%)
  Deere & Co.                         3,796          173,477
  Nucor Corp.                         1,346           65,752
                                               -------------
                                                     239,229
                                               -------------
CHEMICALS (1.2%)
  Air Products & Chemical, Inc.       2,278           94,765
  Dow Chemical Co.                    8,940          276,782
  Eastman Chemical Co.                2,312           73,221
  E.I. duPont de Nemours & Co.        9,788          407,572
  Monsanto Co.                        2,145           46,418
  PPG Industries                      1,795           91,078
  Praxair, Inc.                       1,603           96,340
  Rohm & Haas Co.                     2,030           62,991
                                               -------------
                                                   1,149,167
                                               -------------
CONGLOMERATES (5.2%)
  Emerson Electric Co.                2,784          142,262
  Fortune Brands                      7,952          415,094
  General Electric Co.              106,818        3,063,540
  3M Co.                              3,569          460,330
  Tyco International Ltd.            21,237          403,078
  United Technologies Corp.           9,324          660,419
                                               -------------
                                                   5,144,723
                                               -------------
CONSTRUCTION MACHINERY (0.3%)
  Ingersoll-Rand Co.                  5,842          276,443
                                               -------------
CONSUMER (3.4%)
  Alberto-Culver                      2,815          143,846
  Avery Dennison Corp.                2,663          133,683
  Ball Corp.                          2,288          104,127
  Black & Decker Corp.                2,959          128,569
  Colgate-Palmolive Co.               9,589          555,683
  Gillette Co.                          929           29,598
  Hasbro Inc.                        14,902          260,636
  Kimberly Clark Corp.                9,212          480,314
  Procter & Gamble Co.               15,265        1,361,333
  Reebok International (A)            1,670           56,162
  Sealed Air (A)                      1,383           65,914
                                               -------------
                                                   3,319,865
                                               -------------
DEFENSE (0.8%)
  Lockheed Martin Corp.               6,313          300,309
  Northrop Grumman Corp.                558           48,150
  Raytheon Co.                       13,153          431,945
                                               -------------
                                                     780,404
                                               -------------

                                   NO. OF           FAIR
                                   SHARES           VALUE
                                  --------        ---------

ENTERTAINMENT (1.6%)
  Electronic Arts (A)                 1,452    $     107,245
  Fox Entertainment Group (A)        11,933          343,432
  Viacom, Inc. (A)                   22,186          968,641
  Walt Disney Co.                     6,847          135,228
                                               -------------
                                                   1,554,546
                                               -------------
FINANCE (2.2%)
  American Express Co.               22,479          939,847
  Countrywide Financial               6,099          424,307
  Mellon Financial                    4,203          116,633
  MetLife Inc.                        3,966          112,317
  Principal Financial Group          10,421          336,077
  Providian Financial (A)            13,004          120,417
  Total System Services               7,074          157,750
                                               -------------
                                                   2,207,348
                                               -------------
FOOD (1.7%)
  Dean Foods (A)                      2,848           89,712
  General Mills                      10,820          512,976
  International Flavors &            10,450          333,668
    Fragrances
  Kellogg Co.                         7,471          256,778
  McCormick & Co.                     3,762          102,326
  McDonald's Corp.                   18,224          402,021
                                               -------------
                                                   1,697,481
                                               -------------
GAMING (0.1%)
  International Game Technology (A)     913           93,427
                                               -------------
HEALTHCARE (2.4%)
  Abbott Laboratories                 8,939          391,171
  Anthem Inc. (A)                     4,710          363,376
  Bausch & Lomb, Inc.                 9,186          344,475
  Becton, Dickinson                   9,192          357,109
  Quintiles Transnational (A)        13,108          185,937
  St. Jude Medical (A)                7,488          430,560
  UnitedHealth Group, Inc.            3,198          160,700
  Wellpoint Health Networks (A)       1,469          123,837
                                               -------------
                                                   2,357,165
                                               -------------
HOME CONSTRUCTION (0.1%)
  K.B. HOME                             951           58,943
  Pulte Homes                           924           56,974
                                               -------------
                                                     115,917
                                               -------------
INDEPENDENT ENERGY (0.9%)
  Apache Corp.                        1,930          125,566
  Burlington Resources                4,440          240,071
  Devon Energy                        1,662           88,751
  Entergy Corp.                       8,326          439,446
                                               -------------
                                                     893,834
                                               -------------

INSURANCE (5.1%)
  Aetna Inc.                          8,570          515,914
  AFLAC Inc.                          5,436          167,157
  Allstate Corp.                     15,075          537,424
  Ambac Financial Group               7,211          477,729
  American International Group       24,551        1,354,724
  Chubb Corp.                         6,752          405,120
  CIGNA Corp.                         7,349          344,962
  MBIA Inc.                           3,792          184,860
  MGIC Investment                     3,765          175,600
  Progressive Corp., Ohio             5,446          398,103
  Prudential Financial                6,089          204,895
  SAFECO Corp.                        1,358           47,836
  Torchmark Corp.                     6,219          231,658
                                               -------------
                                                   5,045,982
                                               -------------
INTEGRATED ENERGY (4.4%)
  Amerada Hess Corp.                  1,090           53,606
  Anadarko Peteroleum                 3,022          134,388
  ChevronTexaco Corp.                10,921          788,496
  ConocoPhillips                      7,101          389,135
  Exxon Mobil Corp.                  71,296        2,560,239
  Marathon Oil Corp.                  3,696           97,390
  Occidental Petroleum                4,003          134,301
  Unocal Corp.                        4,276          122,678
                                               -------------
                                                   4,280,233
                                               -------------
LODGING (0.2%)
  Marriott International              5,391          207,122
                                               -------------
MEDIA (2.7%)
  AOL Time Warner (A)                45,997          740,092
  Comcast Corp. (Class A) (A)        15,521          467,958
  Comcast Corp. (Class A -           13,896          401,108
    Special) (A)
  Emmis Communications (A)            8,024          184,271
  Gannett Co.                           818           62,831
  InteractiveCorp. (A)                6,233          246,577
  Meredith Corp.                      2,018           88,792
  Tribune Co.                         9,705          468,752
                                               -------------
                                                   2,660,381
                                               -------------
METALS (0.3%)
  Alcoa, Inc.                         9,472          241,536
                                               -------------
NATURAL GAS DISTRIBUTORS (0.5%)
  National Fuel Gas                   9,736          253,623
  Questar Corp.                       7,728          258,656
                                               -------------
                                                     512,279
                                               -------------

                                   NO. OF           FAIR
                                   SHARES           VALUE
                                  --------        ---------

OIL FIELD (0.7%)
  Baker Hughes, Inc.                  3,579    $     120,147
  Halliburton Co.                    10,635          244,605
  Schlumberger Ltd.                   5,248          249,647
  Transocean, Inc. (A)                4,542           99,788
                                               -------------
                                                     714,187
                                               -------------
PAPER (0.2%)
  Georgia-Pacific Corp.               3,790           71,821
  Weyerhaeuser Co.                    2,137          115,398
                                               -------------
                                                     187,219
                                               -------------
PHARMACEUTICALS (9.9%)
  Amgen, Inc. (A)                    18,565        1,243,577
  Bristol-Myers Squibb Co.           19,081          518,049
  Chiron Corp. (A)                    6,199          271,454
  Eli Lilly & Co.                     9,064          625,144
  Genzyme Corp. (A)                   5,961          247,888
  Johnson & Johnson                  31,262        1,616,245
  MedImmune Inc. (A)                  7,720          280,854
  Merck & Co., Inc.                  23,772        1,439,395
  Pfizer, Inc.                       83,416        2,848,656
  Schering-Plough Corp.               9,124          169,706
  Wyeth                              11,550          526,102
                                               -------------
                                                   9,787,070
                                               -------------
RAILROADS (0.4%)
  Burlington Northern Santa Fe        3,805          108,214
  Norfolk Southern                   12,149          233,261
                                               -------------
                                                     341,475
                                               -------------
REAL ESTATE (0.2%)
  Equity Office Properties Trust      4,986          134,672
  Equity Residential                  3,600           93,420
                                               -------------
                                                     228,092
                                               -------------
REFINING (0.1%)
  Newmont Mining Corp.                4,167          135,261
                                               -------------
RETAILERS (6.2%)
  Best Buy (A)                        6,582          289,081
  Dollar General                     14,897          272,019
  Gap Inc.                           27,769          520,946
  Home Depot, Inc.                   31,376        1,039,173
  J.C. Penney                         3,890           65,546
  Jones Apparel Group (A)             1,500           43,890
  Kohl's Corp. (A)                    3,773          193,857
  Liz Claiborne                       5,257          185,309
  Lowe's Cos.                         4,040          173,518
  Sears, Roebuck                      6,921          232,822
  Staples Inc. (A)                   21,340          391,376
  Target Corp.                        8,371          316,759
  Wal-Mart Stores                    45,306        2,431,573
                                               -------------
                                                   6,155,869
                                               -------------

SERVICES (2.7%)
  Biogen Inc. (A)                     5,800          220,284
  Boston Scientific Corp. (A)        11,136          680,410
  Cendant Corp. (A)                  11,095          203,260
  eBay Inc. (A)                       6,016          626,807
  KLA-Tencor Corp. (A)                6,392          297,100
  Medtronic, Inc.                     6,471          310,414
  Paychex Inc.                        3,596          105,417
  Yahoo Inc. (A)                      7,735          256,338
                                               -------------
                                                   2,700,030
                                               -------------
TECHNOLOGY (15.1%)
  Altera Corp. (A)                   11,873          195,548
  American Power Conversion (A)      11,007          171,104
  Analog Devices, Inc. (A)           10,426          363,033
  Applied Micro Circuits (A)         53,447          323,087
  Avaya Inc. (A)                     52,595          339,764
  Cisco Systems, Inc. (A)            85,596        1,417,470
  Citrix Systems (A)                 12,754          259,735
  Computer Association               15,716          350,152
     International
  Comverse Technology (A)            17,589          264,451
  Dell Computer Corp. (A)            30,212          965,727
  EMC Corp. (A)                      13,400          140,298
  Hewlett-Packard                    31,104          662,515
  Intel Corp.                        58,850        1,223,786
  International Business             17,536        1,446,720
     Machines Corp
  Intuit Inc. (A)                     2,174           96,580
  ITT Industries                      1,027           67,227
  Linear Technology Corp.             3,380          108,937
  Mattel, Inc.                       14,542          275,135
  Micron Technology (A)              21,697          252,336
  Microsoft                         110,142        2,821,287
  Molex Inc.                          9,060          244,575
  Motorola, Inc.                     36,875          347,731
  National Semiconductor (A)          9,018          177,835
  Nvidia Corp. (A)                   12,505          287,678
  Oracle Corp. (A)                   48,111          578,054
  PerkinElmer Inc.                    9,337          128,944
  QLogic Corp. (A)                    2,384          114,790
  QUALCOMM Inc.                      11,009          394,508
  Scientific-Atlanta, Inc.           10,652          253,944
  Sun Microsystems, Inc. (A)         48,613          223,377
  Texas Instruments, Inc.            13,539          238,286
  Thomas & Betts (A)                  3,449           49,838
  Xerox Corp. (A)                    13,717          145,263
                                               -------------
                                                  14,929,715
                                               -------------

                                   NO. OF           FAIR
                                   SHARES           VALUE
                                  --------        ---------

TELECOMMUNICATIONS (3.0%)
  AT&T Corp.                          24,629   $     474,108
  AT&T Wireless Services (A)          48,460         397,857
  BellSouth Corp.                      6,836         182,043
  CenturyTel Inc.                     11,739         409,104
  Nextel Communications (A)           10,300         185,606
  SBC Communications, Inc.            20,238         517,081
  Verizon Communications              20,910         824,899
                                               -------------
                                                   2,990,698
                                               -------------
TEXTILE (0.2%)
  NIKE, Inc.                           2,756         147,418
                                               -------------
TOBACCO (1.0%)
  Altria Group                        21,690         985,594
                                               -------------
TRANSPORTATION SERVICES (0.9%)
  PACCAR Inc.                          1,682         113,283
  United Parcel                       11,436         728,473
                                               -------------
                                                     841,756
                                               -------------
U.S. AGENCY (1.6%)
  Federal Association
    National Mortgage                 13,746         927,030
  Federal Home Loan Mortgage Corp.     4,579         232,476
  SLM Corp                            11,181         437,960
                                               -------------
                                                   1,597,466
                                               -------------
UTILITIES (1.7%)
  Centerpoint Energy, Inc.             8,914          72,649
  Dominion Resources, Inc.             5,781         371,545
  Edison International (A)            10,018         164,596
  Exelon Corp.                         9,043         540,862
  Public Service Enterprises           8,873         374,884
  Southern Co.                         5,883         183,314
                                               -------------
                                                   1,707,850
                                               -------------
TOTAL COMMON STOCKS
  (COST $92,368,263)                              90,837,282
                                               -------------

                                   PRINCIPAL       FAIR
                                    AMOUNT         VALUE
                                   ---------     ---------

SHORT-TERM INVESTMENTS (7.9%)
COMMERCIAL PAPER (5.5%)
  Toyota Motor Credit Corp.,
   1.07% due July 17, 2003       $  3,215,000  $   3,213,347
  UBS Financial, Inc.,
   1.33% due July 1, 2003           2,250,000      2,250,000
                                               -------------
                                                   5,463,347
                                               -------------
U.S. TREASURY (2.4%)
  United States of America
   Treasury,
   1.19% due August 7, 2003 (B)     2,400,000      2,398,042
                                               -------------
TOTAL SHORT-TERM
INVESTMENTS (COST $7,860,600)                      7,861,389
                                               -------------

                                    NOTIONAL
                                     VALUE
                                   ----------
FUTURES CONTRACTS (0.0%)
  S&P 500 Stock Index,
  Exp. September, 2003 (C)       $  7,299,750             --
                                               -------------

TOTAL INVESTMENTS (100%)
  (COST $100,228,863) (D)                      $  98,698,671
                                               =============

NOTES

(A)  Non-income Producing Security.

(B) Par value of $2,400,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 1 to the financial statements, it is Account TGIS's practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Account TGIS uses futures contracts as a substitute for holding individual securities.

(D) At June 30, 2003, net unrealized depreciation for all securities was $1,530,192. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $6,903,882 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $8,434,074.

                        See Notes to Financial Statements

                   THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                  JUNE 30, 2003


ASSETS:
  Investment securities, at fair value (cost $72,481,256)......... $ 72,481,775
  Cash ...........................................................          581
  Receivables:
    Purchase payments and transfers from other funding options....       74,042
                                                                   ------------

      Total Assets................................................   72,556,398
                                                                   ------------

LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options....       81,366
    Investment management and advisory fees.......................        1,926
    Market timing fees............................................        7,446
    Insurance charges.............................................        7,446
                                                                   ------------
      Total Liabilities...........................................       98,184
                                                                   ------------
NET ASSETS:
  (Applicable to 47,627,101 units outstanding at
    $1.521 per unit).............................................. $ 72,458,214
                                                                   ============








                        See Notes to Financial Statements

                   THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2003


INVESTMENT INCOME:
  Interest......................................................................                     $  386,888

EXPENSES:
  Market timing fees............................................................     $  386,823
  Investment management and advisory fees.......................................        100,048
  Insurance charges ............................................................        386,823
                                                                                      ---------

    Total expenses..............................................................                        873,694
                                                                                                     ----------

      Net investment income (loss)..............................................                       (486,806)
                                                                                                     ----------

  Change in unrealized gain (loss) on investment securities:
    Unrealized gain (loss) at June 30, 2003.....................................            519
    Unrealized gain (loss) at December 31, 2002 ................................         (1,035)
                                                                                      ---------

      Net change in unrealized gain (loss) for the period.......................                          1,554
                                                                                                     ----------

  Net increase (decrease) in net assets resulting from operations...............                     $ (485,252)
                                                                                                     ==========








                        See Notes to Financial Statements

                   THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                          SIX MONTHS
                                                                                            ENDED               YEAR ENDED
                                                                                           JUNE 30,            DECEMBER 31,
                                                                                             2003                  2002
                                                                                             ----                  ----
                                                                                          (UNAUDITED)
OPERATIONS:
  Net investment income (loss)..................................................      $          (486,806)  $          (626,667)
  Net realized gain (loss) from investment security transactions................                       --                   453
  Net change in unrealized gain (loss) on investment securities.................                    1,554               (10,805)
                                                                                      -------------------   -------------------

    Net increase (decrease) in net assets resulting from operations.............                 (485,252)             (637,019)
                                                                                      -------------------   -------------------
UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 2,816,277 and 3,851,544 units, respectively).................                4,298,267             5,939,231
  Participant transfers from other funding options
    (applicable to 1,152,278 and 1,526,106 units, respectively).................                1,758,698             2,353,210
  Market timing transfers from other timed funding options
    (applicable to 26,573,411 and 67,024,568 units, respectively)...............               40,666,805           103,493,392
  Administrative charges
    (applicable to 46,004 and 98,988 units, respectively).......................                  (69,999)             (152,446)
  Contract surrenders
    (applicable to 2,331,620 and 4,617,462 units, respectively).................               (3,561,404)           (7,119,854)
  Participant transfers to other funding options
    (applicable to 1,416,757 and 2,847,429 units, respectively).................               (2,162,566)           (4,389,698)
  Market timing transfers to other timed funding options
    (applicable to 67,100,272 units)............................................                       --          (103,335,313)
  Other payments to participants
    (applicable to 88,369 and 153,923 units, respectively)......................                 (134,815)             (237,469)
                                                                                      -------------------   -------------------

    Net increase (decrease) in net assets resulting from unit transactions......               40,794,986            (3,448,947)
                                                                                      -------------------   -------------------

      Net increase (decrease) in net assets.....................................               40,309,734            (4,085,966)

NET ASSETS:
  Beginning of period...........................................................               32,148,480            36,234,446
                                                                                      -------------------   -------------------

  End of period.................................................................      $        72,458,214   $        32,148,480
                                                                                      ===================   ===================






                        See Notes to Financial Statements

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1.   SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Timed Short-Term Bond Account for Variable Annuities ("Account TSB") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account TSB is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TSB have entered into market timing service agreements with an affiliate of The Company, which provide for the transfer of participants' funds to certain other timed accounts of The Company, at the discretion of the market timers.

     The following is a summary of significant accounting policies consistently followed by Account TSB in the preparation of its financial statements.

     SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

     Securities, including restricted securities, for which pricing services are not readily available, are valued by management at prices which it deems, in good faith, to be fair value. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

     REPURCHASE AGREEMENTS. When Account TSB enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TSB plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TSB securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TSB monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TSB's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire.

     FEDERAL INCOME TAXES. The operations of Account TSB form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account TSB. Account TSB is not taxed as a "regulated investment company" under Subchapter M of the Code.

     OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   INVESTMENTS

     Realized gains and losses from investment security transactions are reported on an identified cost basis.

3.   CONTRACT CHARGES

     Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account TSB's average net assets. These fees are paid to The Travelers Investment Management Company, an indirect wholly owned subsidiary of Citigroup Inc.

     A market timing fee equivalent, on an annual basis, to 1.25% of the average net assets of Account TSB is deducted for market timing services. The Company deducts the fee daily and, in turn, pays the fee to CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provides market timing services to participants in Account TSB.

     Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation unit values. This charge equals, on an annual basis, 1.25%.

     For contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

     No sales charge is deducted from participant purchase payments when they are received. However, The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent deferred sales charges of $28,995 and $43,550 for the six months ended June 30, 2003 and the year ended December 31, 2002, respectively.


4.   SUPPLEMENTARY INFORMATION

     (Selected data for a unit outstanding throughout each period.)


                                                                         SIX
                                                                        MONTHS
                                                                        ENDED             FOR THE YEARS ENDED DECEMBER 31,
                                                                       JUNE 30       (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                       --------    -------------------------------------------------
                                                                         2003        2002       2001      2000      1999     1998
                                                                         ----        ----       ----      ----      ----     ----

SELECTED PER UNIT DATA:
  Total investment income..........................................    $   .009    $   .028   $   .065  $   .096  $   .076  $    078
  Operating expenses...............................................        .021        .044       .044      .042      .041      .040
                                                                       --------    --------   --------  --------  --------  --------

  Net investment income (loss).....................................       (.012)      (.016)      .021      .054      .035      .038

  Unit value at beginning of period................................       1.533       1.549      1.527     1.473     1.437     1.399
  Net realized and change in unrealized gains (losses).............          --          --       .001        --      .001        --
                                                                       --------    --------   --------  --------  --------  --------

  Unit value at end of period......................................    $  1.521    $  1.533   $  1.549  $  1.527  $  1.473  $  1.437
                                                                       ========    ========   ========  ========  ========  ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
  Net increase (decrease) in unit value............................    $   (.01)   $   (.02)  $    .02  $    .05  $    .04  $    .04
  Ratio of operating expenses to average net assets*...............       2.82%       2.82%      2.82%     2.82%     2.82%     2.82%
  Ratio of net investment income (loss) to average net assets*.....      (1.57)%     (1.04)%     1.37%     3.61%     2.38%     2.71%
  Number of units outstanding at end of period (thousands).........      47,627      20,968     23,384    75,112   109,666   137,067


* Annualized

                   THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2003

                                                                         PRINCIPAL         FAIR
                                                                           AMOUNT         VALUE
                                                                        -----------    -----------
SHORT-TERM INVESTMENTS (100%)

COMMERCIAL PAPER (55.8%)
 American Honda Financial Corp., 1.20% due July 9, 2003 .............   $ 2,270,000    $ 2,269,383
 American Honda Financial Corp., 0.91% due August 7, 2003 ...........     1,309,000      1,307,518
 BASF AG, 1.25% due July 10, 2003 ...................................     3,562,000      3,560,921
 BMW US Capital Corp., 1.02% due July 22, 2003 ......................     2,711,000      2,709,203
 Clipper Receivables Corp., 1.02% due July 22, 2003 .................     2,285,000      2,283,485
 Crown Point Capital Co. LLC, 1.17% due July 7, 2003 ................     1,164,000      1,163,753
 Falcon Asset Securitization Co., 1.20% due July 15, 2003 ...........     3,377,000      3,375,467
 Galleon Capital Corp., 1.26% due July 21, 2003 .....................     1,295,000      1,294,180
 Household Financial Corp., 1.25% due July 16, 2003 .................     3,500,000      3,498,306
 Old Line Funding Corp., 1.12% due July 18, 2003 ....................     3,571,000      3,569,057
 Park Avenue Receivables Corp., 1.07% due July 23, 2003 .............     2,989,000      2,986,929
 Sheffield Resources Corp., 1.18% due July 9, 2003 ..................     3,061,000      3,060,167
 Toyota Motor Credit Corp., 0.91% due August 11, 2003 ...............     3,578,000      3,573,542
 UBS Financial, Inc., 1.33% due July 1, 2003 ........................     3,434,000      3,434,000
 Yorktown Capital LLC, 1.00% due August 1, 2003 .....................     2,381,000      2,378,719
                                                                                       -----------
                                                                                        40,464,630
                                                                                       -----------

UNITED STATES AGENCY (44.2%)
 Federal Home Loan Mortgage Corp., 0.99% due August 12, 2003 ........     7,185,000      7,176,953
 Federal National Mortgage Association, 1.11% due July 23, 2003 .....     6,197,000      6,193,399
 Federal National Mortgage Association, 0.89% due July 24, 2003 .....     6,806,000      6,801,869
 Federal National Mortgage Association, 0.93% due July 30, 2003 .....     4,808,000      4,804,322
 Federal National Mortgage Association, 1.20% due August 20, 2003 ...     7,050,000      7,040,602
                                                                                       -----------
                                                                                        32,017,145
                                                                                       -----------

TOTAL INVESTMENTS (100%)
  (COST $72,481,256) ...............................................................   $72,481,775
                                                                                       ===========







                        See Notes To Financial Statements

                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                  JUNE 30, 2003


ASSETS:
  Investment securities, at market value (cost $71,837,463) ......   $77,738,402
  Cash ...........................................................           501
  Receivables:
    Dividends ....................................................        41,456
    Purchase payments and transfers from other funding options ...        57,924
                                                                     -----------

    Total Assets .................................................    77,838,283
                                                                     -----------


LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options ...        70,477
    Investment management and advisory fees ......................         2,249
    Variation on futures margin ..................................        12,000
    Market timing fees ...........................................         8,028
    Insurance charges ............................................         8,028
                                                                     -----------

      Total Liabilities ..........................................       100,782
                                                                     -----------

NET ASSETS:
  (Applicable to 17,709,352 units outstanding
    at $4.390 per unit) .........................................    $77,737,501
                                                                     ===========

                        See Notes To Financial Statements

                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2003

INVESTMENT INCOME:
  Dividends .............................................................    $    389,131
  Interest ..............................................................          36,686
                                                                             ------------

    Total income ........................................................                     $    425,817

EXPENSES:
  Market timing fees ....................................................         457,017
  Investment management and advisory fees ...............................         127,965
  Insurance charges .....................................................         457,017
                                                                             ------------

    Total expenses ......................................................                        1,041,999
                                                                                              ------------

      Net investment income (loss) ......................................                         (616,182)
                                                                                              ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ............................      39,298,968
    Cost of investment securities sold ..................................      41,983,444
                                                                             ------------

    Net realized gain (loss) ............................................                       (2,684,476)

  Change in unrealized gain (loss) on investment securities:
    Unrealized gain (loss) at June 30, 2003 .............................       5,900,939
    Unrealized gain (loss) at December 31, 2002 .........................      (3,751,450)
                                                                             ------------

      Net change in unrealized gain (loss) for the period ...............                        9,652,389
                                                                                              ------------

        Net realized gain (loss) and change in unrealized gain (loss) ...                        6,967,913
                                                                                              ------------

  Net increase (decrease) in net assets resulting from operations .......                     $  6,351,731
                                                                                              ============

                        See Notes To Financial Statements

                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  SIX MONTHS
                                                                                    ENDED          YEAR ENDED
                                                                                   JUNE 30,       DECEMBER 31,
                                                                                     2003             2002
                                                                                 ------------     ------------
                                                                                 (UNAUDITED)
OPERATIONS:
  Net investment income (loss) ...............................................   $   (616,182)    $ (1,328,175)
  Net realized gain (loss) from investment security transactions .............     (2,684,476)      (3,705,040)
  Net change in unrealized gain (loss) on investment securities ..............      9,652,389       (4,713,606)
                                                                                 ------------     ------------

    Net increase (decrease) in net assets resulting from operations ..........      6,351,731       (9,746,821)
                                                                                 ------------     ------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 1,861,349 and 2,764,072 units, respectively) ..............      7,402,123       11,930,326
  Participant transfers from other funding options
    (applicable to 578,070 and 1,442,524 units, respectively) ................      2,258,696        6,212,797
  Market timing transfers from other timed funding options
    (applicable 8,806,518 units) .............................................             --       36,024,701
  Administrative charges
    (applicable to 19,262 and 35,891 units, respectively) ....................        (84,867)        (148,191)
  Contract surrenders
    (applicable to 875,387 and 1,982,565 units, respectively) ................     (3,525,713)      (8,690,029)
  Participant transfers to other funding options
    (applicable to 741,134 and 1,314,532 units, respectively) ................     (2,951,767)      (5,590,837)
  Market timing transfers to other timed funding options
    (applicable to 4,249,079 and 7,453,385 units, respectively) ..............    (15,635,046)     (35,619,998)
  Other payments to participants
    (applicable to 9,403 and 123,067 units, respectively) ....................        (36,425)        (576,007)
                                                                                 ------------     ------------

    Net increase (decrease) in net assets resulting from unit transactions ...    (12,572,999)       3,542,762
                                                                                 ------------     ------------

      Net increase (decrease) in net assets ..................................     (6,221,268)      (6,204,059)

NET ASSETS:
  Beginning of period ........................................................     83,958,769       90,162,828
                                                                                 ------------     ------------

  End of period ..............................................................   $ 77,737,501     $ 83,958,769
                                                                                 ============     ============

                        See Notes To Financial Statements

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Timed Aggressive Stock Account for Variable Annuities ("Account TAS") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account TAS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TAS have entered into market timing service agreements with an affiliate of The Company, which provide for the transfer of participants' funds to certain other timed accounts of The Company, at the discretion of the market timers.

     The following is a summary of significant accounting policies consistently followed by Account TAS in the preparation of its financial statements.

     SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

     Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

     FUTURES CONTRACTS. Account TAS may use stock index futures contracts, and may also use interest rate futures contracts, as a substitute for the purchase or sale of individual securities. When Account TAS enters into a futures contract, it agrees to buy or sell a specified index of stocks, or debt securities, at a future time for a fixed price, unless the contract is closed prior to expiration. Account TAS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

     It is Account TAS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

     Futures contracts purchased by Account TAS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account TAS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes or debt securities associated with the futures contract.

     OPTIONS. Account TAS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account TAS may sell the options before expiration. Options held by Account TAS are listed on either national securities exchanges or on over-the-counter market and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation.

     REPURCHASE AGREEMENTS. When Account TAS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TAS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TAS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TAS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TAS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire.

     FEDERAL INCOME TAXES. The operations of Account TAS form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account TAS. Account TAS is not taxed as a "regulated investment company" under Subchapter M of the Code.

     OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $26,187,451 and $34,741,484, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $646,282 and $1,600,000, respectively, for the six months ended June 30, 2003. Realized gains and losses from investment security transactions are reported on an identified cost basis.

     At June 30, 2003, Account TAS held 15 open S&P 400 MidCap Index futures contracts expiring in September, 2003. The underlying face value, or notional value, of these contracts at June 30, 2002 amounted to $3,601,500. In connection with these contracts, short-term investments with a par value of $650,000 had been pledged as margin deposits.

     Net realized gains (losses) resulting from futures contracts were $28,445 and ($548,256) for the six months ended June 30, 2003 and the year ended December 31, 2002, respectively. These gains (losses) are included in the net realized gain (loss) from investment security transactions on both the Statement of Operations and the Statement of Changes in Net Assets. The cash settlement for June 30, 2003 is shown on the Statement of Assets and Liabilities as a payable for variation on futures margin.

3.   CONTRACT CHARGES

     Investment management and advisory fees are calculated daily at an annual rate of 0.35% of Account TAS's average net assets. These fees are paid to The Travelers Investment Management Company, an indirect wholly owned subsidiary of Citigroup Inc.

     A market timing fee equivalent, on an annual basis, to 1.25% of the average net assets of Account TAS is deducted for market timing services. The Company deducts the fee daily and, in turn, pays the fee to CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company which provides market timing services to participants in Account TAS.

     Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation unit values. This charge equals, on an annual basis, 1.25%.

     For contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

     No sales charge is deducted from participant purchase payments when they are received. However, The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent deferred sales charges of $48,681 and $70,392 for the six months ended June 30, 2003 and the year ended December 31, 2002, respectively.

4.   SUPPLEMENTARY INFORMATION

     (Selected data for a unit outstanding throughout each period.)

                                                                      SIX
                                                                    MONTHS
                                                                     ENDED                FOR THE YEARS ENDED DECEMBER 31,
                                                                    JUNE 30,        (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                     ------     --------------------------------------------------
                                                                      2003       2002       2001       2000       1999       1998
                                                                     ------     ------     ------     ------     ------     ------
SELECTED PER UNIT DATA:
  Total investment income (loss) .................................   $ .023     $ .050     $ .063     $ .084     $ .052     $ .056
  Operating expenses .............................................     .056       .125       .134       .135       .110       .098
                                                                     ------     ------     ------     ------     ------     ------

  Net investment income (loss) ...................................    (.033)     (.075)     (.071)     (.051)     (.058)     (.042)

  Unit value at beginning of period ..............................    3.967      4.730      4.986      4.371      3.907      3.389
  Net realized and change in unrealized gains (losses) ...........     .456      (.688)     (.185)      .666       .522+      .560
                                                                     ------     ------     ------     ------     ------     ------

  Unit value at end of period ....................................   $4.390     $3.967     $4.730     $4.986     $4.371     $3.907
                                                                     ======     ======     ======     ======     ======     ======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
  Net increase (decrease) in unit value ..........................   $  .42     $ (.76)    $ (.26)    $  .61     $  .46     $  .52
  Ratio of operating expenses to average net assets* .............     2.85%      2.85%      2.85%      2.85%      2.85%      2.85%
  Ratio of net investment income (loss) to average net assets* ...    (1.68)%    (1.70)%    (1.53)%    (1.06)%    (1.49)%    (1.21)%
  Number of units outstanding at end of period (thousands) .......   17,709     21,164     19,061     13,923     15,180     16,452
  Portfolio turnover rate ........................................       38%       116%        49%       106%        85%       113%


* Annualized

+ Includes a reimbursement of $56,058 from the investment advisor, TIMCO.

                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2003

                                                         NO. OF         FAIR
                                                         SHARES         VALUE
                                                         ------       ----------
COMMON STOCKS (94.4%)

AEROSPACE (0.5%)
  Precision Castparts Corp.                              13,180       $  409,898
                                                                      ----------
AIRLINES (0.2%)
  Alaska Air Group, Inc. (A)                              6,104          130,931
                                                                      ----------
AUTOMOTIVE (1.8%)
  ArvinMeritor, Inc.                                      4,070           82,133
  Bandag, Inc.                                            7,717          287,613
  Borg Warner, Inc.                                       6,286          404,818
  Gentex Corp. (A)                                        5,557          170,044
  Lear Corp. (A)                                          9,415          433,278
                                                                      ----------
                                                                       1,377,886
                                                                      ----------
BANKING (7.7%)
  Associated Banc-Corp                                   14,590          539,100
  Astoria Financial Corp.                                 7,743          216,262
  Bank of Hawaii                                         12,625          418,519
  Banknorth Group, Inc.                                   3,491           89,090
  City National Corp.                                     4,494          200,253
  Commerce Bancorp                                       11,918          442,158
  Compass Bancshares, Inc.                               13,583          475,745
  First American Corp.                                    9,233          243,290
  First Tennessee National Corp.                          5,789          254,195
  First Virginia Banks, Inc.                             13,572          585,225
  Hibernia Corp.                                          9,293          168,761
  Independence Community Bank                             9,584          270,940
  M & T Bank Corp.                                        8,453          711,912
  National Commerce Financial Corp.                       9,083          201,552
  Silicon Valley Bancshares (A)                          13,496          320,935
  Sovereign BanCorp., Inc.                               28,388          444,272
  TCF Financial Corp.                                     6,810          271,310
  Whitney Holding Corp.                                   4,257          136,160
                                                                      ----------
                                                                       5,989,679
                                                                      ----------
BEVERAGE (0.2%)
  Constellation Brands  (A)                               5,013          157,408
                                                                      ----------
BROKERAGE (0.3%)
  Legg Mason, Inc.                                        3,655          237,392
                                                                      ----------
BUILDING MATERIALS (1.3%)
  Carlisle Co.                                            9,353          394,322
  D.R. Horton, Inc.                                      16,306          458,199
  Martin Marietta Material, Inc.                          4,862          163,412
                                                                      ----------
                                                                       1,015,933
                                                                      ----------
CAPITAL GOODS (1.3%)
  Albany International                                   4,963           135,986
  Diebold, Inc.                                          5,044           218,153
  SanDisk Corp. (A)                                     16,919           685,304
                                                                      ----------
                                                                       1,039,443
                                                                      ----------
CHEMICALS (3.1%)
  Airgas, Inc.                                          10,756           180,163
  Albemarle Corp.                                        4,759           133,109
  Cabot Corp.                                            5,483           157,362
  Cabot Microelectronics Corp. (A)                       2,068           104,475
  Church & Dwight Inc.                                   4,524           148,070
  Crompton Corp.                                        13,758            96,994
  Cytec Industries, Inc. (A)                             5,483           185,325
  FMC Corp. (A)                                          5,162           116,816
  Fuller (H. B.)                                         2,457            54,103
  IMC Global                                            11,585            77,735
  Lubrizol Corp.                                         4,551           141,035
  Lyondell Chemical                                     14,241           192,681
  Mylan Laboratories, Inc.                              16,983           590,499
  Solutia, Inc.                                         10,861            23,677
  Valspar Corp.                                          4,345           183,446
                                                                      ----------
                                                                       2,385,490
                                                                      ----------
CONGLOMERATES (0.3%)
  RPM International                                      9,827           135,121
  SPX Corp. (A)                                          1,817            80,057
                                                                      ----------
                                                                         215,178
                                                                      ----------
CONSTRUCTION MACHINERY (0.1%)
  Granite Construction Co.                               3,792            72,655
                                                                      ----------
CONSUMER (4.8%)
  Banta Corp.                                            9,606           310,946
  Blyth Inc.                                             8,201           223,067
  CarMax Inc. (A)                                       18,619           561,363
  Coach Inc. (A)                                        13,946           693,674
  Columbia Sportswear Co. (A)                            1,545            79,421
  Corinthian Colleges Inc. (A)                           2,761           133,729
  DeVry Inc. (A)                                         7,964           185,482
  Dial Corp.                                            13,489           262,361
  Dow Jones & Co., Inc.                                  1,227            52,798
  DST Systems, Inc. (A)                                  3,506           133,228
  HON Industries, Inc.                                  15,283           466,131
  Outback Steakhouse, Inc.                               1,215            47,385
  Ruby Tuesday, Inc.                                    17,802           440,243
  Viad Corp.                                             8,054           180,329
                                                                      ----------
                                                                       3,770,157
                                                                      ----------

                                                         NO. OF         FAIR
                                                         SHARES         VALUE
                                                         ------       ----------
ELECTRIC UTILITIES (4.4%)
  ALLETE Inc.                                             11,645      $  309,175
  Black Hills Corp.                                       12,636         387,925
  Energy East                                             22,055         457,862
  Great Plains Energy, Inc.                                5,313         153,439
  MDU Resources Group                                     14,365         481,084
  OGE Energy                                               7,086         151,428
  Pepco Holdings                                           5,248         100,552
  Puget Energy, Inc.                                      17,675         421,902
  SCANA Corp.                                              7,244         248,324
  Secmtech Corp. (A)                                       7,138         101,574
  Wisconsin Energy Corp.                                  21,386         620,194
                                                                      ----------
                                                                       3,433,459
                                                                      ----------
ENERGY (1.4%)
  Cimarex Energy Co (A)                                    2,089          49,614
  Helmerich & Payne Inc.                                   4,651         135,809
  Patterson - UTI Energy, Inc. (A)                         7,034         227,866
  Peabody Energy Corp.                                     5,005         168,118
  Pioneer Natural Resources (A)                            8,998         234,848
  XTO Energy                                              15,489         311,484
                                                                      ----------
                                                                       1,127,739
                                                                      ----------
FINANCE (4.1%)
  Affiliated Managers Group (A)                            2,778         169,319
  American Financial Group                                18,115         413,022
  BISYS Group (A)                                          5,728         105,223
  Brown and Brown Inc.                                     6,199         201,467
  E*Trade Group (A)                                       20,689         175,856
  Fair Issac Corp.                                         2,542         130,786
  Greater Bay Bancorp                                      2,942          60,767
  GreenPoint Financial Co.                                14,545         740,922
  IndyMac Bancorp                                          5,352         136,048
  New York Community Bancorp                              15,034         437,339
  StanCorp Financial Group                                 8,206         428,517
  Webster Financial                                        4,414         166,849
                                                                      ----------
                                                                       3,166,115
                                                                      ----------
FOOD (3.3%)
  Bob Evans Farms, Inc.                                   10,980         303,213
  Brinker International, Inc. (A)                         10,374         373,671
  Cracker Barrel Old Country Store                        10,272         399,581
  Dean Foods Co. (A)                                       3,067          96,610
  Dreyers Grand Ice Cream Inc.                             5,939         467,043
  Krispy Kreme Doughnuts (A)                               5,017         206,600
  McCormick & Co.                                          4,013         109,154
  Smithfield Foods Inc. (A)                                9,830         225,304
  Smucker (J.M.)                                           6,165         245,922
  Tyson Foods, Inc.                                       10,451         110,990
                                                                      ----------
                                                                       2,538,088
                                                                      ----------

GAMING (0.3%)
  Mandalay Resort Group                                    6,232         198,489
                                                          ------      ----------
HEALTHCARE (6.3%)
  Advanced Medical Optics (A)                              2,944          50,195
  Advance PCS (A)                                         14,342         548,223
  Apogent Technologies (A)                                 6,240         124,800
  Apria Healthcare Group (A)                              13,047         324,609
  Beckman Coulter                                         11,664         474,025
  Coventry Health Care Inc. (A)                            4,306         198,765
  Edwards Lifesciences (A)                                10,049         322,975
  Express Scripts, Inc. (A)                                3,080         210,133
  Fisher Scientific International Inc. (A)                 5,764         201,164
  Health Network, Inc. (A)                                12,606         415,368
  Henry Schein, Inc. (A)                                   5,745         300,808
  PacifiCare Health Systems (A)                            7,578         373,823
  Patterson Dental Co. (A)                                 5,955         270,655
  Renal Care Group (A)                                     5,273         185,662
  Sicor Inc. (A)                                           6,845         138,714
  Triad Hospitals, Inc. (A)                                5,408         134,227
  Varian Medical Systems (A)                               6,282         361,655
  VISX Inc. (A)                                           13,582         235,648
                                                                      ----------
                                                                       4,871,449
                                                                      ----------
HOME CONSTRUCTION (1.1%)
  Lennar Corp. CL A                                        6,785         485,127
  Lennar Corp. CL B                                          893          61,363
  Pulte Homes                                              1,602          98,779
  Toll Brothers (A)                                        7,330         207,512
                                                                      ----------
                                                                         852,781
                                                                      ----------
INDEPENDENT ENERGY (1.1%)
  Devon Energy Corp.                                       6,381         340,745
  Forest Oil Corp. (A)                                     4,449         111,759
  Noble Energy Inc.                                        5,069         191,608
  Pogo Producing Co.                                       5,555         237,476
                                                                      ----------
                                                                         881,588
                                                                      ----------
INDUSTRIAL (3.3%)
  Arch Coal                                                4,600         105,708
  Career Education Corp. (A)                               6,581         449,976
  Ceridian Corp. (A)                                      15,313         259,862
  Certegy Inc. (A)                                        14,860         412,365
  FMC Technologies, Inc. (A)                               5,681         119,585
  Grant Prideco, Inc. (A)                                  9,415         110,626
  Hillenbrand Industries, Inc.                             4,901         247,255
  Jacobs Engineering Group, Inc. (A)                       8,218         346,389
  National Oilwell, Inc. (A)                               6,518         143,396
  Pentair, Inc.                                           10,505         410,325
                                                                      ----------
                                                                       2,605,487
                                                                      ----------

                                                         NO. OF         FAIR
                                                         SHARES         VALUE
                                                         ------       ----------
INSURANCE (4.5%)
  Aetna Inc.                                              1,564       $   94,153
  AmerUs Group                                            8,510          239,897
  ChoicePoint Inc. (A)                                    9,350          322,762
  Everest Reinsurance Group                               6,754          516,681
  Fidelity National Financial, Inc.                      21,472          660,479
  MONY Group                                              5,828          157,065
  Old Republic International Corp.                       13,085          448,423
  Oxford Health Plans, Inc. (A)                           5,293          222,465
  PMI Group                                               6,684          179,399
  Radian Group Inc.                                      10,324          378,375
  Unitrin Inc.                                            9,611          260,650
                                                                      ----------
                                                                       3,480,349
                                                                      ----------
MEDIA CABLE (0.2%)
  Univision Communication (A)                             5,079          154,402
                                                                      ----------
MEDIA NON-CABLE (2.1%)
  Belo (A.H.) Corp.                                      12,819          286,633
  Dun & Bradstreet Corp. (A)                             11,240          461,964
  Harte-Hanks, Inc.                                      11,836          224,884
  Hearst Argyle Television Inc. (A)                       2,646           68,531
  Hispanic Broadcasting Corp. (A)                         5,382          136,972
  Pixar Inc. (A)                                            732           44,458
  Washington Post Co.                                       543          397,965
                                                                      ----------
                                                                       1,621,407
                                                                      ----------
METALS (0.0%)
  AK Steel Holding Co. (A)                               10,047           36,370
                                                                      ----------
NATURAL GAS DISTRIBUTORS (2.1%)
  AGL Resources, Inc.                                    17,638          448,711
  Equitable Resources Inc.                               13,356          544,123
  National Fuel Gas Co.                                   9,870          257,113
  Questar Corp.                                          12,151          406,694
                                                                      ----------
                                                                       1,656,641
                                                                      ----------
OIL FIELD (2.6%)
  Cooper Cameron Corp. (A)                                4,138          208,472
  ENSCO International, Inc.                              13,619          366,351
  Hanover Compressor Co. (A)                              5,069           57,280
  Pride International, Inc. (A)                          11,512          216,656
  Smith International, Inc. (A)                           8,897          326,876
  Tidewater, Inc.                                         5,689          167,086
  Varco International, Inc. (A)                           9,362          183,495
  Weatherford International, Inc. (A)                    11,845          496,305
                                                                      ----------
                                                                       2,022,521
                                                                      ----------
PAPER (1.6%)
  Bowater Inc.                                            5,419          202,942
  Glatfelter Co.                                          6,678           98,500
  Packaging Corp of America (A)                          10,964          202,067
  Potlatch Corp.                                          2,565           66,049
  Rayonier, Inc.                                          3,550          117,150
  Reynolds & Reynolds Co.                                13,109          374,393
  Sonoco Products Co.                                     8,843          212,409
                                                                      ----------
                                                                       1,273,510
                                                                      ----------
PHARMACEUTICALS (4.9%)
  Barr Laboratories, Inc. (A)                             7,057          462,233
  Charles River Labs, Inc. (A)                            6,142          197,650
  Gilead Science, Inc. (A)                               21,044        1,168,889
  IDEC Pharmaceuticals Corp. (A)                         17,772          604,159
  Millennium Pharmaceuticals (A)                         35,827          564,813
  Omnicare, Inc.                                          8,998          304,042
  Protein Design Laboratories, Inc. (A)                   8,208          114,420
  Sepracor Inc. (A)                                      14,632          264,108
  Vertex Pharmaceuticals (A)                              6,639           96,963
                                                                      ----------
                                                                       3,777,277
                                                                      ----------
REAL ESTATE (1.4%)
  AMB Properties Corp.                                    7,649          215,472
  Hospitality Properties Trust                            4,759          148,719
  Liberty Property Trust                                  8,155          282,163
  New Plan Excel Realty Trust                            11,069          236,323
  United Dominion Realty Trust                            9,892          170,340
                                                                      ----------
                                                                       1,053,017
                                                                      ----------
REFINING (1.1%)
  Murphy Oil Corp.                                        8,065          424,219
  Valero Energy Corp.                                    11,681          424,371
                                                                      ----------
                                                                         848,590
                                                                      ----------
RETAILERS (4.2%)
  Abercrombie & Fitch Co. (A)                             6,912          196,370
  Borders Group, Inc. (A)                                 8,998          158,455
  Callaway Golf Co.                                      10,439          138,004
  CDW Computer Centers, Inc. (A)                          6,045          276,317
  Clarie's Stores, Inc.                                  20,103          509,812
  Dollar Tree Stores (A)                                  7,592          241,046
  Michaels Stores, Inc. (A)                              11,308          430,382
  PETCO Animal Supplies (A)                               6,476          140,821
  PETsMART Inc. (A)                                       8,019          133,637
  Ross Stores, Inc.                                       4,057          173,214
  Saks Inc. (A)                                          22,294          216,252
  Williams Sonoma, Inc. (A)                              21,103          616,208
                                                                      ----------
                                                                       3,230,518
                                                                      ----------

                                                         NO. OF         FAIR
                                                         SHARES         VALUE
                                                         ------       ----------
SERVICES (5.0%)
  Apollo Group, Inc. (A)                                    605       $   37,440
  Apollo Group, Inc - Common Stock. (A)                   3,562          180,576
  Cadence Design Systems (A)                             17,115          206,407
  DENTSPLY International, Inc.                            7,159          292,696
  Education Management Co. (A)                            7,629          405,596
  Energizer Holdings (A)                                  2,378           74,669
  Extended Stay America, Inc. (A)                        11,999          161,867
  First Health Group (A)                                 14,594          402,575
  Lincare Holdings, Inc. (A)                              1,981           62,540
  Manpower, Inc.                                         12,041          446,601
  99 (Cents) Only Stores (A)                             12,141          416,679
  Sensient Technologies Corp.                            19,151          440,281
  STERIS Corp. (A)                                        4,963          114,596
  West Corp. (A)                                         10,474          279,394
  Westwood One, Inc. (A)                                 10,449          354,535
                                                                      ----------
                                                                       3,876,452
                                                                      ----------
STATE AGENCY (0.5%)
  GTECH Holdings Corp. (A)                               10,762          405,189
                                                                      ----------
SUPERMARKETS (0.3%)
  Whole Foods Market Inc. (A)                             5,300          251,882
                                                                      ----------
TECHNOLOGY (11.0%)
  Affiliated Computer Services (A)                       18,111          828,216
  Ametek, Inc.                                            6,770          248,120
  Amphenol Corp. (A)                                      2,706          126,695
  Arrow Electronics Inc. (A)                             20,950          319,278
  Atmel Corp. (A)                                        53,176          134,269
  Avnet Inc. (A)                                         10,964          139,024
  Avocent  Corp. (A)                                     13,148          393,585
  CheckFree Corp. (A)                                    12,323          343,319
  Credence Systems Corp. (A)                             12,971          111,161
  Cree Inc. (A)                                           6,744          108,949
  Cypress Semiconductor (A)                               8,657          103,884
  Imation Corp.                                           8,105          306,531
  Integrated Device Technology (A)                       27,800          304,827
  International Rectifier Corp. (A)                      16,535          443,469
  Keane Inc. (A)                                         14,912          203,251
  Lam Research Corp. (A)                                 15,328          279,353
  Legato Systems, Inc. (A)                               46,988          395,874
  Level 3 Communications, Inc. (A)                       10,965          476,868
  Lexmark International Group (A)                           539           38,145
  MPS Group Inc. (A)                                     22,793          156,816
  Macromedia Inc. (A)                                    17,183          362,991
  McDATA Corporation (A)                                  8,596          126,146
  Mentor Graphics Corp. (A)                              26,865          388,871
  Microchip Technology, Inc.                             13,203          322,681
  National Instruments Corp. (A)                          4,370          165,448
  Qlogic Corp. (A)                                        6,905          332,476
  Storage Technology Corp. (A)                           16,806          432,586
  Synopsys, Inc. (A)                                     10,720          662,871
  3Com Corp. (A)                                         30,563          142,882
  TriQuint Semiconductor (A)                             18,886           78,660
  Vishay Intertechnology, Inc. (A)                        6,766           89,311
                                                                      ----------
                                                                       8,566,557
                                                                      ----------
TELECOMMUNICATIONS (2.0%)
  Adtran Inc. (A)                                         8,919          455,003
  Advanced Fibre Communications (A)                      11,021          178,154
  Cincinnati Bell, Inc. (A)                              27,342          183,191
  Dycom Industries, Inc. (A)                             17,942          292,455
  Harris Corp.                                            4,012          120,561
  Telephone & Data Systems, Inc.                          6,168          306,550
                                                                      ----------
                                                                       1,535,914
                                                                      ----------

TOBACCO (0.3%)
  Universal Corp.                                         6,080          257,184
                                                                      ----------

                                                           NO. OF       FAIR
                                                           SHARES       VALUE
                                                           ------     ----------
TRANSPORTATION (2.9%)
  Brink's Co.                                              17,629     $  256,855
  C.H. Robinson Worldwide Inc.                             14,532        517,049
  EGL Inc. (A)                                             14,803        225,080
  Expeditors International, Washington Inc.                 6,144        212,920
  GATX Corp.                                               17,388        284,294
  J.B. Hunt Transportation (A)                              8,771        334,614
  Overseas Shipholding Group                               14,536        319,937
  PACCAR Inc.                                               1,139         76,712
                                                                      ----------
                                                                       2,227,461
                                                                      ----------
UTILITIES (0.8%)
  Republic Services (A)                                     3,760         85,239
  WGL Holdings                                             11,542        308,171
  Westar Energy, Inc.                                      12,863        208,766
                                                                      ----------
                                                                         602,176
                                                                      ----------

TOTAL COMMON STOCKS
  (COST $67,453,886)                                                  73,354,662
                                                                      ----------

                                                      PRINCIPAL
                                                        AMOUNT
                                                      ---------
SHORT-TERM INVESTMENTS (5.6%)

COMMERCIAL PAPER (4.8%)
  UBS Financial, Inc.
   1.33% due July 1, 2003                             $1,053,000       1,053,000

  Sheffield Resources Corp.,
    1.09% due July 9, 2003                             2,682,000       2,681,270
                                                                       ---------
                                                                       3,734,270
                                                                       ---------

U.S. TREASURY (0.8%)
  United States of America Treasury,
   1.19% due August 7, 2003 (B)                          650,000         649,470
                                                                       ---------

TOTAL SHORT-TERM
INVESTMENTS (COST $4,383,577)                                          4,383,740
                                                                       ---------



                                                       NOTIONAL         FAIR
                                                         VALUE          VALUE
                                                      ---------      -----------
FUTURES CONTRACTS (0.0%)
  S&P 400 Mid Cap Index,
  Exp. September, 2003 (C)                           $3,601,500               --
                                                                     -----------

TOTAL INVESTMENTS (100%)
  (COST $71,837,463) (D)                                             $77,738,402
                                                                     ===========

NOTES

(A)  Non-income Producing Security.

(B) Par value of $650,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 1 to the financial statements, it is Account TAS's practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Account TAS uses futures contracts as a substitute for holding individual securities.

(D) At June 30, 2003, net unrealized appreciation for all securities was $5,900,939. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $9,198,435 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $3,297,496.




                       See Notes to Financial Statements

                         BOARD OF MANAGERS AND OFFICERS

Name and Position
  With the Fund                   Principal Occupation During Last Five Years
-----------------                 -------------------------------------------

*R. Jay Gerken                  Managing Director (1989 to present) of Salomon
 Manager                        Smith Barney Inc. ("SSB"); Chairman, President
 399 Park Avenue                and CEO of Smith Barney Fund Management LLC;
 New York, NY                   Travelers Investment Adviser, Inc. and CitiFund
 Age 52                         Management Inc. Chairman, Chief Executive
                                Officer and President, Board of Managers
                                (2002-present), six Variable Annuity Separate
                                Accounts of The Travelers Insurance Company+;
                                Chairman, Chief Executive Officer and President,
                                Board of Trustees (2002-present), five Mutual
                                Funds sponsored by The Travelers Insurance
                                Company.++

Robert E. McGill, III           Retired manufacturing executive. Director
Manager                         (1983-1995), Executive Vice President
295 Hancock Street              (1989-1994) and Senior Vice President, Finance
Williamstown, MA                and Administration (1983-1989), The Dexter
Age 72                          Corporation (manufacturer of specialty chemicals
                                and materials); Vice Chairman (1990-1992),
                                Director (1983-1995), Life Technologies, Inc.
                                (life science/biotechnology products); Director,
                                (1994-1999), The Connecticut Surety Corporation
                                (insurance); Director (1995-2000), Chemfab
                                Corporation (specialty materials manufacturer);
                                Director (1999-2001), Ravenwood Winery, Inc.;
                                Director (1999-present), Lydall Inc.
                                (manufacturer of fiber materials); Member, Board of Managers (1974-present), six Variable Annuity
                                Separate Accounts of The Travelers Insurance
                                Company+; Trustee (1990-present), five Mutual
                                Funds sponsored by The Travelers Insurance
                                Company.++

Lewis Mandell                   Professor of Finance and Managerial Economics,
Manager                         University at Buffalo since 1998. Dean, School
160 Jacobs Hall                 of Management (1998-2001), University at
Buffalo, NY                     Buffalo; Dean, College of Business
Age 60                          Administration (1995-1998), Marquette
                                University; Professor of Finance (1980-1995) and
                                Associate Dean (1993-1995), School of Business
                                Administration, and Director, Center for
                                Research and Development in Financial Services
                                (1980-1995), University of Connecticut; Director
                                (2000-present), Delaware North Corp.
                                (hospitality business); Member, Board of
                                Managers (1990-present), six Variable Annuity
                                Separate Accounts of The Travelers Insurance
                                Company+; Trustee (1990-present), five Mutual
                                Funds sponsored by The Travelers Insurance
                                Company.++

Frances M. Hawk,                Private Investor, (1997-present); Portfolio
CFA, CFP                        Manager (1992-1997), HLM Management Company,
Manager                         Inc. (investment management); Assistant
423 Vineyard Lane               Treasurer, Pensions and Benefits. Management
Downingtown, PA                 (1989-1992), United Technologies Corporation
Age 55                          (broad-based designer and manufacturer of high
                                technology products); Member, Board of Managers
                                (1991-present), six Variable Annuity Separate
                                Accounts of The Travelers Insurance Company+;
                                Trustee (1991-present), five Mutual Funds sponsored by The Travelers Insurance Company.++

Ernest J. Wright                Vice President and Secretary (1996-present),
Secretary to the Board          Assistant Secretary (1994-1996), Counsel
One CityPlace                   (1987-present), The Travelers Insurance Company;
Hartford, Connecticut           Secretary (1994-present), six Variable Annuity
Age 63                          Separate Accounts of The Travelers Insurance
                                Company+; Secretary (1994-present), five Mutual
                                Funds sponsored by The Travelers Insurance
                                Company.++

Name and Position
   With the Fund                  Principal Occupation During Last Five Years
-----------------                 -------------------------------------------

Kathleen A. McGah               Deputy General Counsel (1999-present);
Assistant Secretary to          Assistant Secretary (1995-present), The
The Board                       Travelers Insurance Company; Assistant Secretary
One CityPlace                   (1995-present), six Variable Annuity Separate
Hartford, Connecticut           Accounts of The Travelers Insurance Company+;
Age 52                          Assistant Secretary, (1995-present), five Mutual
                                Funds sponsored by The Travelers Insurance
                                Company.++ Prior to January 1995, Counsel, ITT
                                Hartford Life Insurance Company.

David A. Golino                 Vice President and Controller (1999-present),
Principal Accounting Officer    Second Vice President (1996-1999), The Travelers
One CityPlace                   Insurance Company; Principal Accounting Officer
Hartford, Connecticut           (1998-present), six Variable Annuity Separate
Age 41                          Accounts of The Travelers Insurance Company.+
                                Prior to May 1996, Senior Manager (1985-1996),
                                Deloitte & Touche LLP.


+ The six Variable Annuity Separate Accounts are: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities.

++ The five Mutual Funds are: Capital Appreciation Fund, Money Market Portfolio, High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

* Mr. Gerken is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Salomon Smith Barney, Inc., an indirect wholly owned subsidiary of Citigroup Inc., and his ownership of shares and options to purchase shares of Citigroup Inc., the indirect parent of The Travelers Insurance Company.

                               INVESTMENT ADVISER
                               ------------------
                   THE TRAVELERS INVESTMENT MANAGEMENT COMPANY
                              Stamford, Connecticut
   THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
       THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES
       THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES




                             INDEPENDENT ACCOUNTANTS
                             -----------------------
                                    KPMG LLP
                              Hartford, Connecticut



                                    CUSTODIAN
                                    ---------
                               JPMorgan Chase Bank
                               New York, New York





The financial information included herein has been taken from the records of The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities. This financial information has not been audited by the Accounts' independent accountants, who therefore express no opinion concerning its accuracy. However, it is management's opinion that all proper adjustments have been made.



This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, or The Travelers Timed Aggressive Stock Account for Variable
Annuities. It should not be used in connection with any offer except in conjunction with the Universal Annuity Prospectus which contains all pertinent information, including the applicable sales commissions.








VG-182   (Semi-Annual)   (6-03)   Printed in U.S.A.

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a - 3 (c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) There have been no significant changes to the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT

         (b) Certifications pursuant to section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Timed Growth and Income Stock Account For Variable Annuities

Travelers Timed Short Term Bond Account For Variable Annuities

Travelers Timed Aggressive Stock Account for Variable Annuities

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chairman of the Board
       Chief Executive Officer
       Travelers Timed Growth and Income Stock Account For Variable Annuities Travelers Timed Short Term Bond Account For Variable Annuities Travelers Timed Aggressive Stock Account for Variable Annuities

Date   September 4, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chairman of the Board
       Chief Executive Officer
       Travelers Timed Growth and Income Stock Account For Variable Annuities Travelers Timed Short Term Bond Account For Variable Annuities Travelers Timed Aggressive Stock Account for Variable Annuities

Date   September 4, 2003

By:    /s/ David A. Golino
       David A. Golino
       Principal Accounting Officer
       Travelers Timed Growth and Income Stock Account For Variable Annuities Travelers Timed Short Term Bond Account For Variable Annuities Travelers Timed Aggressive Stock Account for Variable Annuities

Date   September 4, 2003